Consolidated Statements of Equity Share data in Thousands	Total USD ($)	Total JPY (¥)	Common Stock USD ($)	Common Stock JPY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital JPY (¥)	Retained Earnings USD ($)	Retained Earnings JPY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) JPY (¥)	Treasury Stock USD ($)	Treasury Stock JPY (¥)	Total Wacoal Holdings Corp. Shareholders' Equity USD ($)	Total Wacoal Holdings Corp. Shareholders' Equity JPY (¥)	Noncontrolling Interest USD ($)	Noncontrolling Interest JPY (¥)
Beginning Balance at Apr. 01, 2009		¥ 168,861,000,000		¥ 13,260,000,000		¥ 29,316,000,000		¥ 138,442,000,000		¥ (10,659,000,000)		¥ (3,592,000,000)		¥ 166,767,000,000		¥ 2,094,000,000
Beginning Balance (in shares) at Apr. 01, 2009				140,451
Net income		2,407,000,000						2,475,000,000						2,475,000,000		(68,000,000)
Other comprehensive income (loss)		5,131,000,000								5,112,000,000				5,112,000,000		19,000,000
Cash dividends paid to Wacoal Holdings Corp. shareholders		(3,511,000,000)						(3,511,000,000)						(3,511,000,000)
Cash dividends paid to noncontrolling interests		(76,000,000)														(76,000,000)
Repurchase of treasury stock, shares				(1,372)
Repurchase of treasury stock		(1,540,000,000)										(1,540,000,000)		(1,540,000,000)
Sale of treasury stock, shares				11
Sale of treasury stock		13,000,000										13,000,000		13,000,000
Share-based compensation granted and exercised (Note 14) (in shares)				4
Share-based compensation granted and exercised (Note 14)		55,000,000				50,000,000						5,000,000		55,000,000
Purchase and sales of common shares of the Company's subsidiaries		(46,000,000)														(46,000,000)
Distribution of treasury stock to acquire a subsidiary (Note 7) (in shares)				2,104
Distribution of treasury stock to acquire a subsidiary (Note 7)		2,489,000,000						(93,000,000)				2,582,000,000		2,489,000,000
Ending Balance at Mar. 31, 2010		173,783,000,000		13,260,000,000		29,366,000,000		137,313,000,000		(5,547,000,000)		(2,532,000,000)		171,860,000,000		1,923,000,000
Ending Balance (in shares) at Mar. 31, 2010				141,198
Net income		2,907,000,000						2,785,000,000						2,785,000,000		122,000,000
Other comprehensive income (loss)		(4,093,000,000)								(4,018,000,000)				(4,018,000,000)		(75,000,000)
Cash dividends paid to Wacoal Holdings Corp. shareholders		(2,824,000,000)						(2,824,000,000)						(2,824,000,000)
Cash dividends paid to noncontrolling interests		(70,000,000)														(70,000,000)
Repurchase of treasury stock, shares			(586)	(586)
Repurchase of treasury stock		(655,000,000)										(655,000,000)		(655,000,000)
Sale of treasury stock, shares			236	236
Sale of treasury stock		282,000,000				(15,000,000)						297,000,000		282,000,000
Share-based compensation granted and exercised (Note 14)		50,000,000				50,000,000								50,000,000
Ending Balance at Mar. 31, 2011	2,055,333,000	169,380,000,000	160,903,000	13,260,000,000	356,765,000	29,401,000,000	1,665,745,000	137,274,000,000	(116,066,000)	(9,565,000,000)	(35,069,000)	(2,890,000,000)	2,032,278,000	167,480,000,000	23,055,000	1,900,000,000
Ending Balance (in shares) at Mar. 31, 2011			140,848
Net income	85,135,000	7,016,000,000					83,885,000	6,913,000,000					83,885,000	6,913,000,000	1,250,000	103,000,000
Other comprehensive income (loss)	(1,869,000)	(154,000,000)							(1,577,000)	(130,000,000)			(1,577,000)	(130,000,000)	(292,000)	(24,000,000)
Cash dividends paid to Wacoal Holdings Corp. shareholders	(34,183,000)	(2,817,000,000)					(34,183,000)	(2,817,000,000)					(34,183,000)	(2,817,000,000)
Cash dividends paid to noncontrolling interests	(570,000)	(47,000,000)													(570,000)	(47,000,000)
Repurchase of treasury stock, shares			(15)	(15)
Repurchase of treasury stock	(182,000)	(15,000,000)									(182,000)	(15,000,000)	(182,000)	(15,000,000)
Sale of treasury stock, shares			6	6
Sale of treasury stock	61,000	5,000,000									61,000	5,000,000	61,000	5,000,000
Share-based compensation granted and exercised (Note 14) (in shares)			12	12
Share-based compensation granted and exercised (Note 14)	728,000	60,000,000			558,000	46,000,000					170,000	14,000,000	728,000	60,000,000
Ending Balance at Mar. 31, 2012	$ 2,104,453,000	¥ 173,428,000,000	$ 160,903,000	¥ 13,260,000,000	$ 357,323,000	¥ 29,447,000,000	$ 1,715,447,000	¥ 141,370,000,000	$ (117,643,000)	¥ (9,695,000,000)	$ (35,020,000)	¥ (2,886,000,000)	$ 2,081,010,000	¥ 171,496,000,000	$ 23,443,000	¥ 1,932,000,000
Ending Balance (in shares) at Mar. 31, 2012			140,851